UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 100.0%

Airlines — 1.6%
Delta Air Lines, Inc.	210,765	$11,552,030

Auto Components — 0.7%
Allison Transmission Holdings, Inc.	49,190	1,921,361
Goodyear Tire & Rubber Co.	117,432	3,121,343

		5,042,704
Banks — 12.7%
Bank of America Corp.(a)(b)	727,611	21,821,054
Citigroup, Inc.	146,123	9,863,302
JPMorgan Chase & Co.(a)	248,846	27,365,595
Regions Financial Corp.	330,035	6,132,050
SunTrust Banks, Inc.	211,115	14,364,265
U.S. Bancorp	270,232	13,646,716

		93,192,982
Biotechnology — 3.7%
Biogen, Inc.(c)	55,904	15,307,633
Gilead Sciences, Inc.	157,584	11,880,258

		27,187,891
Capital Markets — 1.2%
E*Trade Financial Corp.(c)	155,986	8,643,184

Chemicals — 2.2%
DowDuPont, Inc.	250,010	15,928,137

Communications Equipment — 2.9%
Cisco Systems, Inc.	488,674	20,959,228

Consumer Finance — 1.6%
Ally Financial, Inc.	174,406	4,735,123
SLM Corp.(c)	636,757	7,138,046

		11,873,169
Containers & Packaging — 1.1%
Packaging Corp. of America	71,488	8,056,698

Electric Utilities — 2.8%
FirstEnergy Corp.	338,399	11,508,950
PG&E Corp.	206,492	9,071,193

		20,580,143
Electronic Equipment, Instruments & Components — 2.5%
CDW Corp.	159,607	11,221,968
Flex Ltd.(c)	411,105	6,713,345

		17,935,313
Food & Staples Retailing — 3.4%
CVS Health Corp.(b)	126,275	7,855,568

Security	Shares	Value
Food & Staples Retailing (continued)
Walmart Inc.	191,513	$17,038,911

		24,894,479
Food Products — 1.1%
J.M. Smucker Co.	65,350	8,104,053

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	155,778	10,131,801

Health Care Providers & Services — 7.1%
Centene Corp.(c)	81,787	8,740,577
DaVita, Inc.(c)	30,560	2,015,126
Humana, Inc.	58,609	15,755,858
Laboratory Corp. of America Holdings(c)	52,496	8,491,228
UnitedHealth Group, Inc.	79,875	17,093,250

		52,096,039
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	137,002	8,984,591

Household Durables — 2.6%
D.R. Horton, Inc.	286,922	12,578,660
Lennar Corp., Class A	55,458	3,268,695
NVR, Inc.(c)	1,111	3,110,800

		18,958,155
Household Products — 0.2%
Energizer Holdings, Inc.	29,203	1,739,915

Industrial Conglomerates — 0.9%
General Electric Co.	491,261	6,622,198

Insurance — 1.4%
Assured Guaranty Ltd.	95,526	3,458,041
Hartford Financial Services Group, Inc.	137,390	7,078,333

		10,536,374
Internet Software & Services — 4.5%
Alphabet, Inc., Class A(c)	32,047	33,237,226

IT Services — 3.1%
Amdocs Ltd.	85,640	5,713,901
Cognizant Technology Solutions Corp., Class A	213,032	17,149,076

		22,862,977
Machinery — 1.5%
Fortive Corp.	107,288	8,316,966

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
WABCO Holdings, Inc.(c)	18,036	$2,414,479

		10,731,445
Media — 2.4%
Comcast Corp.,, Class A(b)	507,620	17,345,375

Metals & Mining — 1.0%
Rio Tinto PLC — ADR	141,026	7,267,070

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	80,381	4,038,341

Oil, Gas & Consumable Fuels — 6.0%
BP PLC — ADR	207,078	8,394,942
Chevron Corp.	135,256	15,424,594
Marathon Oil Corp.	119,549	1,928,326
Suncor Energy, Inc.	404,193	13,960,826
TOTAL SA — ADR	78,754	4,543,318

		44,252,006
Pharmaceuticals — 4.2%
Novo Nordisk A/S — ADR	176,905	8,712,571
Pfizer, Inc.	621,275	22,049,050

		30,761,621
Professional Services — 0.8%
Robert Half International, Inc.	96,981	5,614,230

Road & Rail — 1.9%
Norfolk Southern Corp.	104,869	14,239,113

Software — 8.4%
Dell Technologies, Inc., Class V(c)	124,103	9,085,581

Security	Shares	Value
Software (continued)
Microsoft Corp.(b)	395,647	$36,110,702
Oracle Corp.	360,671	16,500,698

		61,696,981
Specialty Retail — 5.3%
Home Depot, Inc.	65,564	11,686,127
Lowe’s Cos., Inc.(b)	182,964	16,055,091
Urban Outfitters, Inc.(c)	296,473	10,957,642

		38,698,860
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.(a)	240,746	40,392,364

Tobacco — 2.5%
Altria Group, Inc.(b)	288,708	17,992,283

Total Long-Term Investments — 100.0% (Cost — $580,819,235)		732,148,976

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(d)(e)	4,100,115	4,100,115

Total Short-Term Securities — 0.6% (Cost — $4,100,115)		4,100,115

Total Investments Before Options Written — 100.6% (Cost — $584,919,350)		736,249,091

Options Written — (0.6)% (Premiums Received — $7,555,428)		(4,204,474)

Total Investments, Net of Options Written — 100.0% (Cost — $577,363,922)		732,044,617
Other Assets Less Liabilities — 0.0%		224,225

Net Assets — 100.0%		$732,268,842

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,142,974	957,141	4,100,115	$4,100,115	$11,713	$—	$—

(a)	Includes net capital gain distributions, if applicable.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S — ADR	124	04/03/18	USD	51.85	USD	611	$(71)
Cisco Systems, Inc.	453	04/05/18	USD	42.70	USD	1,943	(21,826)
Oracle Corp.	230	04/05/18	USD	52.75	USD	1,052	—
Alphabet, Inc., Class A	18	04/06/18	USD	1,150.00	USD	1,867	(360)
Apple, Inc.	121	04/06/18	USD	177.50	USD	2,030	(1,936)
BP PLC — ADR	218	04/06/18	USD	40.00	USD	884	(17,331)
Bank of America Corp.	254	04/06/18	USD	33.50	USD	762	(254)
Baxter International, Inc.	29	04/06/18	USD	67.50	USD	189	(928)
Baxter International, Inc.	57	04/06/18	USD	68.50	USD	371	(912)
CVS Health Corp.	283	04/06/18	USD	70.00	USD	1,761	(3,113)
Carnival Corp.	308	04/06/18	USD	68.50	USD	2,020	(3,080)
Chevron Corp.	166	04/06/18	USD	114.00	USD	1,893	(23,157)
Chevron Corp.	53	04/06/18	USD	117.00	USD	604	(1,590)
Cisco Systems, Inc.	321	04/06/18	USD	46.50	USD	1,377	(1,926)
Citigroup, Inc.	212	04/06/18	USD	79.40	USD	1,431	(5)
Citigroup, Inc.	51	04/06/18	USD	75.50	USD	344	(561)
Comcast Corp., Class A	70	04/06/18	USD	41.00	USD	239	(3,640)
Comcast Corp., Class A	114	04/06/18	USD	38.50	USD	390	(1,140)
D.R. Horton, Inc.	456	04/06/18	USD	45.50	USD	1,999	(8,436)
Delta Air Lines, Inc.	383	04/06/18	USD	56.00	USD	2,099	(15,512)
DowDuPont, Inc.	128	04/06/18	USD	74.50	USD	815	(1,152)
E*Trade Financial Corp.	132	04/06/18	USD	52.00	USD	731	(47,190)
Goodyear Tire & Rubber Co.	752	04/06/18	USD	29.00	USD	1,999	(3,760)
Hartford Financial Services Group, Inc.	126	04/06/18	USD	55.50	USD	649	(1,134)
Home Depot, Inc.	498	04/06/18	USD	190.00	USD	8,876	(2,739)
Humana, Inc.	74	04/06/18	USD	277.50	USD	1,989	(3,330)
JPMorgan Chase & Co.	100	04/06/18	USD	115.00	USD	1,100	(1,500)
JPMorgan Chase & Co.	31	04/06/18	USD	116.00	USD	341	(341)
JPMorgan Chase & Co.	47	04/06/18	USD	117.00	USD	517	(423)
Lowe’s Cos., Inc.	281	04/06/18	USD	91.00	USD	2,466	(5,339)
Marathon Oil Corp.	121	04/06/18	USD	16.50	USD	195	(2,117)
Microsoft Corp.	99	04/06/18	USD	95.00	USD	904	(2,871)
Pfizer, Inc.	56	04/06/18	USD	36.50	USD	199	(448)
Pfizer, Inc.	55	04/06/18	USD	37.00	USD	195	(220)
Suncor Energy, Inc.	216	04/06/18	USD	35.50	USD	746	(2,052)
U.S. Bancorp	55	04/06/18	USD	54.50	USD	278	(440)
Urban Outfitters, Inc.	300	04/06/18	USD	38.00	USD	1,109	(12,750)
FirstEnergy Corp.	308	04/09/18	USD	32.15	USD	1,048	(60,393)
Regions Financial Corp.	362	04/12/18	USD	19.32	USD	673	(7,503)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SunTrust Banks, Inc.	389	04/12/18	USD	72.51	USD	2,647	$(6,781)
Alphabet, Inc., Class A	21	04/13/18	USD	1,155.00	USD	2,178	(3,780)
Apple, Inc.	91	04/13/18	USD	180.00	USD	1,527	(2,821)
Bank of America Corp.	488	04/13/18	USD	31.90	USD	1,464	(5,627)
Bank of America Corp.	508	04/13/18	USD	32.50	USD	1,523	(2,286)
Baxter International, Inc.	29	04/13/18	USD	68.00	USD	189	(493)
Baxter International, Inc.	45	04/13/18	USD	69.00	USD	293	(810)
Biogen, Inc.	33	04/13/18	USD	290.00	USD	904	(5,115)
Chevron Corp.	53	04/13/18	USD	117.00	USD	604	(3,736)
Chevron Corp.	52	04/13/18	USD	118.00	USD	593	(2,418)
Citigroup, Inc.	86	04/13/18	USD	76.50	USD	581	(473)
Comcast Corp., Class A	620	04/13/18	USD	40.20	USD	2,119	(373)
D.R. Horton, Inc.	553	04/13/18	USD	43.50	USD	2,424	(70,508)
Delta Air Lines, Inc.	318	04/13/18	USD	56.00	USD	1,743	(29,733)
Flex Ltd.	746	04/13/18	USD	18.00	USD	1,218	(2,984)
Humana, Inc.	44	04/13/18	USD	275.00	USD	1,183	(10,230)
JPMorgan Chase & Co.	198	04/13/18	USD	115.00	USD	2,177	(14,157)
JPMorgan Chase & Co.	47	04/13/18	USD	117.00	USD	517	(2,162)
Marathon Oil Corp.	121	04/13/18	USD	16.51	USD	195	(4,091)
Microsoft Corp.	400	04/13/18	USD	93.50	USD	3,651	(45,000)
Norfolk Southern Corp.	227	04/13/18	USD	144.00	USD	3,082	(10,215)
Oracle Corp.	271	04/13/18	USD	50.00	USD	1,240	(1,084)
Pfizer, Inc.	119	04/13/18	USD	36.50	USD	422	(2,082)
Pfizer, Inc.	237	04/13/18	USD	37.00	USD	841	(1,896)
Pfizer, Inc.	116	04/13/18	USD	37.50	USD	412	(580)
Suncor Energy, Inc.	270	04/13/18	USD	32.50	USD	933	(59,670)
U.S. Bancorp	429	04/13/18	USD	53.00	USD	2,166	(6,864)
UnitedHealth Group, Inc.	57	04/13/18	USD	230.00	USD	1,220	(3,448)
Urban Outfitters, Inc.	165	04/13/18	USD	36.50	USD	610	(25,163)
Urban Outfitters, Inc.	165	04/13/18	USD	37.00	USD	610	(20,213)
SunTrust Banks, Inc.	389	04/19/18	USD	73.00	USD	2,647	(10,965)
Alphabet, Inc., Class A	18	04/20/18	USD	1,150.00	USD	1,867	(3,915)
Alphabet, Inc., Class A	21	04/20/18	USD	1,200.00	USD	2,178	(1,575)
Altria Group, Inc.	543	04/20/18	USD	67.50	USD	3,384	(4,615)
Altria Group, Inc.	80	04/20/18	USD	65.00	USD	499	(2,600)
Amdocs Ltd.	263	04/20/18	USD	67.50	USD	1,755	(25,643)
Apple, Inc.	204	04/20/18	USD	180.00	USD	3,423	(14,382)
Apple, Inc.	74	04/20/18	USD	175.00	USD	1,242	(12,210)
Assured Guaranty Ltd.	167	04/20/18	USD	37.00	USD	605	(10,437)
Assured Guaranty Ltd.	200	04/20/18	USD	36.00	USD	724	(22,800)
BP PLC — ADR	145	04/20/18	USD	43.00	USD	588	(1,377)
Bank of America Corp.	103	04/20/18	USD	32.00	USD	309	(2,008)
Bank of America Corp.	254	04/20/18	USD	34.00	USD	762	(635)
Baxter International, Inc.	168	04/20/18	USD	70.00	USD	1,093	(1,512)
Biogen, Inc.	28	04/20/18	USD	295.00	USD	767	(4,200)
CDW Corp.	219	04/20/18	USD	75.75	USD	1,540	(8,063)
CVS Health Corp.	283	04/20/18	USD	70.00	USD	1,761	(2,405)
Carnival Corp.	309	04/20/18	USD	70.00	USD	2,026	(4,635)
Centene Corp.	228	04/20/18	USD	110.00	USD	2,437	(40,470)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Chevron Corp.	208	04/20/18	USD	120.00	USD	2,372	$(7,488)
Cisco Systems, Inc.	610	04/20/18	USD	42.00	USD	2,616	(80,215)
Citigroup, Inc.	127	04/20/18	USD	80.00	USD	857	(508)
Cognizant Technology Solutions Corp., Class A	100	04/20/18	USD	82.50	USD	805	(10,250)
Comcast Corp., Class A	76	04/20/18	USD	37.50	USD	260	(646)
DaVita, Inc.	84	04/20/18	USD	77.50	USD	554	(840)
Dell Technologies, Inc., Class V	388	04/20/18	USD	75.00	USD	2,841	(95,060)
Dell Technologies, Inc., Class V	46	04/20/18	USD	80.00	USD	337	(5,175)
Delta Air Lines, Inc.	317	04/20/18	USD	57.50	USD	1,737	(21,715)
DowDuPont, Inc.	531	04/20/18	USD	70.00	USD	3,383	(6,372)
E*Trade Financial Corp.	223	04/20/18	USD	56.75	USD	1,236	(30,414)
Energizer Holdings, Inc.	185	04/20/18	USD	55.00	USD	1,102	(99,900)
FirstEnergy Corp.	301	04/20/18	USD	34.00	USD	1,024	(23,328)
Flex Ltd.	568	04/20/18	USD	18.00	USD	928	(1,988)
Flex Ltd.	189	04/20/18	USD	19.00	USD	309	(189)
Fortive Corp.	240	04/20/18	USD	78.10	USD	1,860	(37,144)
General Electric Co.	199	04/20/18	USD	15.00	USD	268	(2,786)
Gilead Sciences, Inc.	165	04/20/18	USD	82.50	USD	1,244	(3,795)
Hartford Financial Services Group, Inc.	183	04/20/18	USD	55.00	USD	943	(3,751)
J.M. Smucker Co.	264	04/20/18	USD	135.00	USD	3,274	(4,620)
JPMorgan Chase & Co.	298	04/20/18	USD	115.00	USD	3,277	(27,863)
Laboratory Corp. of America Holdings	120	04/20/18	USD	176.90	USD	1,941	(1,583)
Lennar Corp., Class A	151	04/20/18	USD	62.50	USD	890	(12,835)
Lowe’s Cos., Inc.	281	04/20/18	USD	92.50	USD	2,466	(15,315)
Marathon Oil Corp.	249	04/20/18	USD	16.00	USD	402	(16,808)
Microsoft Corp.	492	04/20/18	USD	92.50	USD	4,490	(94,956)
Novo Nordisk A/S — ADR	567	04/20/18	USD	54.00	USD	2,792	(4,706)
Oracle Corp.	518	04/20/18	USD	50.00	USD	2,370	(3,108)
PG&E Corp.	120	04/20/18	USD	42.50	USD	527	(25,800)
Packaging Corp. of America	116	04/20/18	USD	125.00	USD	1,307	(1,740)
Pfizer, Inc.	224	04/20/18	USD	37.00	USD	795	(3,248)
Pfizer, Inc.	116	04/20/18	USD	38.00	USD	412	(580)
Public Service Enterprise Group, Inc.	113	04/20/18	USD	50.00	USD	568	(12,713)
Regions Financial Corp.	341	04/20/18	USD	19.40	USD	634	(10,026)
Regions Financial Corp.	409	04/20/18	USD	20.00	USD	760	(8,384)
Rio Tinto PLC — ADR	295	04/20/18	USD	57.50	USD	1,520	(2,212)
Rio Tinto PLC — ADR	67	04/20/18	USD	65.00	USD	345	(335)
Robert Half International, Inc.	259	04/20/18	USD	60.00	USD	1,499	(22,663)
SLM Corp.	2,002	04/20/18	USD	12.00	USD	2,244	(22,022)
Suncor Energy, Inc.	81	04/20/18	USD	36.00	USD	280	(1,782)
TOTAL SA — ADR	139	04/20/18	USD	58.70	USD	802	(7,344)
U.S. Bancorp	371	04/20/18	USD	55.00	USD	1,874	(2,968)
UnitedHealth Group, Inc.	70	04/20/18	USD	230.00	USD	1,498	(12,985)
WABCO Holdings, Inc.	99	04/20/18	USD	145.00	USD	1,325	(6,187)
Walmart Inc.	306	04/20/18	USD	91.50	USD	2,722	(21,267)
FirstEnergy Corp.	302	04/25/18	USD	34.01	USD	1,027	(25,817)
Alphabet, Inc., Class A	7	04/27/18	USD	1,180.00	USD	726	(2,660)
Alphabet, Inc., Class A	7	04/27/18	USD	1,100.00	USD	726	(12,355)
Altria Group, Inc.	521	04/27/18	USD	65.50	USD	3,247	(25,008)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	151	04/27/18	USD	182.50	USD	2,533	$(10,268)
BP PLC — ADR	65	04/27/18	USD	41.00	USD	264	(4,582)
Bank of America Corp.	805	04/27/18	USD	32.00	USD	2,414	(20,125)
Baxter International, Inc.	121	04/27/18	USD	68.00	USD	787	(6,776)
Biogen, Inc.	114	04/27/18	USD	300.00	USD	3,122	(27,075)
Chevron Corp.	77	04/27/18	USD	121.00	USD	878	(4,312)
Citigroup, Inc.	56	04/27/18	USD	75.50	USD	378	(2,464)
Citigroup, Inc.	22	04/27/18	USD	75.00	USD	149	(979)
Cognizant Technology Solutions Corp., Class A	479	04/27/18	USD	86.00	USD	3,856	(19,160)
Comcast Corp., Class A	103	04/27/18	USD	36.50	USD	352	(3,399)
Delta Air Lines, Inc.	146	04/27/18	USD	55.00	USD	800	(22,818)
DowDuPont, Inc.	138	04/27/18	USD	66.50	USD	879	(10,902)
E*Trade Financial Corp.	382	04/27/18	USD	54.00	USD	2,117	(117,274)
General Electric Co.	493	04/27/18	USD	15.50	USD	665	(5,916)
Gilead Sciences, Inc.	217	04/27/18	USD	84.00	USD	1,636	(11,392)
Goodyear Tire & Rubber Co.	286	04/27/18	USD	29.00	USD	760	(5,720)
Hartford Financial Services Group, Inc.	304	04/27/18	USD	55.00	USD	1,566	(10,488)
Humana, Inc.	88	04/27/18	USD	275.00	USD	2,366	(33,660)
Lowe’s Cos., Inc.	199	04/27/18	USD	89.00	USD	1,746	(36,815)
Microsoft Corp.	56	04/27/18	USD	94.00	USD	511	(9,900)
Microsoft Corp.	29	04/27/18	USD	95.00	USD	265	(5,651)
Norfolk Southern Corp.	140	04/27/18	USD	143.00	USD	1,901	(24,500)
PG&E Corp.	284	04/27/18	USD	46.50	USD	1,248	(16,330)
PG&E Corp.	33	04/27/18	USD	44.00	USD	145	(4,785)
Pfizer, Inc.	350	04/27/18	USD	37.00	USD	1,242	(7,700)
Pfizer, Inc.	116	04/27/18	USD	38.00	USD	412	(986)
Suncor Energy, Inc.	42	04/27/18	USD	35.00	USD	145	(2,730)
U.S. Bancorp	28	04/27/18	USD	54.50	USD	141	(490)
UnitedHealth Group, Inc.	155	04/27/18	USD	232.50	USD	3,317	(27,280)
Urban Outfitters, Inc.	370	04/27/18	USD	37.50	USD	1,368	(51,800)
Walmart Inc.	76	04/27/18	USD	91.50	USD	676	(6,992)
Bank of America Corp.	161	04/30/18	USD	31.50	USD	483	(6,549)
Fortive Corp.	350	04/30/18	USD	78.50	USD	2,713	(50,750)
Pfizer, Inc.	4	04/30/18	USD	35.75	USD	14	(232)
Novo Nordisk A/S — ADR	229	05/01/18	USD	51.51	USD	1,128	(19,146)
Alphabet, Inc., Class A	4	05/04/18	USD	1,100.00	USD	415	(7,620)
Altria Group, Inc.	177	05/04/18	USD	64.00	USD	1,103	(18,851)
Apple, Inc.	305	05/04/18	USD	172.50	USD	5,117	(140,300)
BP PLC — ADR	116	05/04/18	USD	42.00	USD	470	(6,264)
Bank of America Corp.	343	05/04/18	USD	31.50	USD	1,029	(15,435)
Bank of America Corp.	171	05/04/18	USD	32.00	USD	513	(5,386)
CVS Health Corp.	128	05/04/18	USD	64.00	USD	796	(18,240)
Carnival Corp.	140	05/04/18	USD	68.00	USD	918	(11,900)
Chevron Corp.	56	05/04/18	USD	119.00	USD	639	(7,140)
Cisco Systems, Inc.	334	05/04/18	USD	44.00	USD	1,433	(20,374)
Citigroup, Inc.	89	05/04/18	USD	74.00	USD	601	(5,651)
Cognizant Technology Solutions Corp., Class A	166	05/04/18	USD	82.00	USD	1,336	(36,520)
Comcast Corp., Class A	59	05/04/18	USD	35.50	USD	202	(3,923)
DowDuPont, Inc.	105	05/04/18	USD	67.00	USD	669	(9,607)
E*Trade Financial Corp.	128	05/04/18	USD	56.00	USD	709	(26,814)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Flex Ltd.	380	05/04/18	USD	17.00	USD	621	$(16,340)
General Electric Co.	95	05/04/18	USD	14.50	USD	128	(2,660)
Gilead Sciences, Inc.	167	05/04/18	USD	77.50	USD	1,259	(33,734)
Hartford Financial Services Group, Inc.	142	05/04/18	USD	53.00	USD	732	(16,117)
JPMorgan Chase & Co.	150	05/04/18	USD	114.00	USD	1,650	(26,475)
Marathon Oil Corp.	83	05/04/18	USD	17.50	USD	134	(2,863)
Microsoft Corp.	112	05/04/18	USD	94.00	USD	1,022	(27,720)
Oracle Corp.	219	05/04/18	USD	48.00	USD	1,002	(9,417)
Pfizer, Inc.	24	05/04/18	USD	36.50	USD	85	(1,212)
Pfizer, Inc.	26	05/04/18	USD	36.00	USD	92	(1,833)
Pfizer, Inc.	2	05/04/18	USD	35.50	USD	7	(192)
Suncor Energy, Inc.	29	05/04/18	USD	35.00	USD	100	(2,450)
Suncor Energy, Inc.	32	05/04/18	USD	35.50	USD	111	(2,016)
U.S. Bancorp	160	05/04/18	USD	52.50	USD	808	(10,800)
Urban Outfitters, Inc.	330	05/04/18	USD	38.00	USD	1,220	(41,250)
Wal-Mart Stores, Inc.Walmart Inc.	153	05/04/18	USD	91.00	USD	1,361	(20,120)
FirstEnergy Corp.	242	05/08/18	USD	35.01	USD	823	(12,097)
TOTAL SA — ADR	150	05/08/18	USD	58.60	USD	865	(14,339)
Apple, Inc.	158	05/11/18	USD	172.50	USD	2,651	(95,465)
Bank of America Corp.	183	05/11/18	USD	31.00	USD	549	(9,699)
Suncor Energy, Inc.	8	05/11/18	USD	36.00	USD	28	(400)
Robert Half International, Inc.	276	05/17/18	USD	59.25	USD	1,598	(56,797)
Allison Transmission Holdings, Inc.	292	05/18/18	USD	40.00	USD	1,141	(36,500)
Alphabet, Inc., Class A	3	05/18/18	USD	1,100.00	USD	311	(7,170)
Amdocs Ltd.	210	05/18/18	USD	67.50	USD	1,401	(37,800)
Apple, Inc.	220	05/18/18	USD	180.00	USD	3,691	(59,840)
BP PLC — ADR	130	05/18/18	USD	42.00	USD	527	(8,125)
Bank of America Corp.	183	05/18/18	USD	31.00	USD	549	(14,274)
Baxter International, Inc.	96	05/18/18	USD	66.25	USD	624	(15,072)
Biogen, Inc.	20	05/18/18	USD	290.00	USD	548	(13,300)
Chevron Corp.	78	05/18/18	USD	120.00	USD	890	(10,998)
Citigroup, Inc.	23	05/18/18	USD	75.00	USD	155	(1,598)
Citigroup, Inc.	137	05/18/18	USD	72.50	USD	925	(18,084)
Comcast Corp., Class A	164	05/18/18	USD	35.00	USD	560	(17,220)
DowDuPont, Inc.	192	05/18/18	USD	67.50	USD	1,223	(20,064)
FirstEnergy Corp.	302	05/18/18	USD	36.00	USD	1,027	(15,704)
Flex Ltd.	380	05/18/18	USD	17.00	USD	621	(19,000)
General Electric Co.	99	05/18/18	USD	15.00	USD	133	(2,475)
Gilead Sciences, Inc.	317	05/18/18	USD	80.00	USD	2,390	(50,562)
Laboratory Corp. of America Holdings	170	05/18/18	USD	178.85	USD	2,750	(13,186)
Lennar Corp., Class A	155	05/18/18	USD	62.50	USD	914	(22,088)
Lowe’s Cos., Inc.	245	05/18/18	USD	90.00	USD	2,150	(53,655)
Marathon Oil Corp.	83	05/18/18	USD	16.00	USD	134	(8,839)
Oracle Corp.	301	05/18/18	USD	48.00	USD	1,377	(18,512)
Pfizer, Inc.	49	05/18/18	USD	37.00	USD	174	(1,911)
Public Service Enterprise Group, Inc.	165	05/18/18	USD	50.00	USD	829	(28,463)
SLM Corp.	863	05/18/18	USD	11.00	USD	967	(61,705)
SunTrust Banks, Inc.	383	05/18/18	USD	68.75	USD	2,606	(90,820)
Suncor Energy, Inc.	7	05/18/18	USD	36.00	USD	24	(441)

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TOTAL SA — ADR	69	05/18/18	USD	57.50	USD	398	$(11,212)
U.S. Bancorp	111	05/18/18	USD	52.50	USD	561	(9,990)
UnitedHealth Group, Inc.	157	05/18/18	USD	226.25	USD	3,360	(93,487)
Urban Outfitters, Inc.	300	05/18/18	USD	39.00	USD	1,109	(52,500)
Walmart Inc.	77	05/18/18	USD	92.50	USD	685	(12,128)

							$(3,776,864)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Regions Financial Corp.	Citibank N.A.	70,300	04/03/18	USD	19.98	USD	1,306	$(1,066)
Ally Financial, Inc.	Citibank N.A.	21,700	04/05/18	USD	29.12	USD	589	(125)
Rio Tinto PLC — ADR	Barclays Bank PLC	30,200	04/09/18	USD	54.00	USD	1,556	(7,207)
CDW Corp.	Citibank N.A.	65,800	04/10/18	USD	72.90	USD	4,626	(28,911)
Centene Corp.	Citibank N.A.	22,100	04/11/18	USD	103.48	USD	2,362	(108,015)
Novo Nordisk A/S — ADR	Citibank N.A.	5,200	04/11/18	USD	51.92	USD	256	(392)
Public Service Enterprise Group, Inc.	Bank of America N.A.	16,400	04/13/18	USD	50.62	USD	824	(10,635)
Ally Financial, Inc.	Citibank N.A.	21,700	04/19/18	USD	29.26	USD	589	(1,681)
Ally Financial, Inc.	UBS AG	22,000	04/19/18	USD	29.66	USD	597	(983)
FirstEnergy Corp.	Citibank N.A.	40,600	04/30/18	USD	32.01	USD	1,381	(96,487)
Pfizer, Inc.	Citibank N.A.	15,900	05/04/18	USD	37.49	USD	564	(3,398)
Rio Tinto PLC — ADR	Citibank N.A.	5,600	05/07/18	USD	53.75	USD	289	(5,923)
SLM Corp.	Citibank N.A.	63,700	05/07/18	USD	11.30	USD	714	(30,586)
Suncor Energy, Inc.	Citibank N.A.	68,100	05/08/18	USD	33.84	USD	2,352	(89,603)
Packaging Corp. of America	Bank of America N.A.	13,500	05/14/18	USD	121.93	USD	1,521	(14,596)
DaVita, Inc.	Bank of America N.A.	8,400	05/21/18	USD	70.56	USD	554	(12,200)
Rio Tinto PLC — ADR	Citibank N.A.	5,600	05/21/18	USD	53.75	USD	289	(7,564)
TOTAL SA — ADR	UBS AG	7,500	05/25/18	USD	58.91	USD	433	(8,238)

								$(427,610)

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Capital and Income Fund (CII)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information..

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report..

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$732,148,976	$—	$—	$732,148,976
Short-Term Securities	4,100,115	—	—	4,100,115

	$736,249,091	$—	$—	$736,249,091

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(3,161,657)	$(1,042,817)	$—	$(4,204,474)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 21, 2018